Summary of Significant Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) Segment $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Goodwill or other intangible assets	$ 0
Redeemable non-controlling interest	1,704,000	$ 1,710,000	$ 1,690,000
Restricted cash	2,200,000	2,800,000
Amortization of strategic premium	$ 655,000	873,000
Warrants outstanding | shares	18,149,989
Number of reportable segment | Segment	1
Number of operating segment | Segment	1
Awards issued with market condition or other non-standard terms | shares	0
Public Warrants
Summary Of Significant Accounting Policies [Line Items]
Warrant exercise price | $ / shares	$ 11.50
Warrants outstanding | shares	11,499,989
Private Warrants
Summary Of Significant Accounting Policies [Line Items]
Warrants outstanding | shares	6,650,000
Warrant issued in connection with the closing of business combination | shares	75,000
Series D Convertible Preferred Stock
Summary Of Significant Accounting Policies [Line Items]
Net proceeds from issuance convertible preferred stock	$ 59,700,000
Net proceeds from convertible preferred stock strategic premium	7,900,000
Amortization of strategic premium	700,000	$ 900,000
Pledged as Security for Facility Lease Agreement
Summary Of Significant Accounting Policies [Line Items]
Restricted cash	2,000,000.0
Collateral for Commercial Letter Of Credit
Summary Of Significant Accounting Policies [Line Items]
Restricted cash	200,000
US Government Money Market Fund and Marketable Securities
Summary Of Significant Accounting Policies [Line Items]
Investment securities	12,200,000
US Government and Agency Securities
Summary Of Significant Accounting Policies [Line Items]
Investment securities	$ 977,300,000
JVA
Summary Of Significant Accounting Policies [Line Items]
Percentage of joint venture holders voting interest	13.20%	13.10%
Contribution in exchange for equity interests	$ 1,700,000
Equity interests percentage	50.00%